Risk Management - Schedule of Potential Impact on P&L (Detail) - Scenarios for impact on profit and loss [member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis for interest rate risk [line items]
Total rate risk	$ (43,370)	$ (25,634)	$ (25,574)
Options risk	156	66	(87)
Total impact	(43,064)	(26,323)	(27,582)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(5,019)	(849)	(2,812)
CLP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(5,018)	(847)	(2,604)
CLP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(1)	(2)	(208)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(5,942)	(7,839)	(8,069)
CLF [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(5,942)	(7,839)	(8,069)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(29,182)	(14,895)	(11,622)
COP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(29,094)	(9,909)	(10,439)
COP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(88)	(4,986)	(1,183)
UVR
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(375)		(404)
UVR | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(364)
UVR | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(11)		(404)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(2,810)	(2,001)	(2,658)
FX
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(42)	(50)	(9)
Total impact	$ 150	$ (755)	$ (1,921)